Summary Of Share Option Grants (Detail) (USD $)	0 Months Ended		12 Months Ended
	Jun. 30, 2011	Apr. 21, 2011	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	36,870,000	1,800,000	38,670,000
Exercise price per option	$ 0.254	$ 0.272	$ 0.255
Option fair value at grant date	$ 0.150	$ 0.150